AB ALL CHINA EQUITY PORTFOLIO

(“All China Equity”)

AB CORPORATE SHARES (“Corporate Shares”)

- AB Corporate Income Shares

- AB Municipal Income Shares

- AB Taxable Multi-Sector Income Shares

- AB Impact Municipal Income Shares

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

AB FLEXFEETM FUNDS

- AB FlexFeeTM Emerging Markets Growth Portfolio

- AB FlexFeeTM International Strategic Core Portfolio

- AB FlexFeeTM Large Cap Growth Portfolio

- AB FlexFeeTM US Thematic Portfolio

AB INSTITUTIONAL FUNDS (“Institutional Funds”)

- AB Global Real Estate Investment Fund II

AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

- AB Large Cap Growth Fund

- AB Concentrated Growth Fund

- AB Discovery Growth Fund

- AB Small Cap Growth Portfolio

- AB Select US Equity Portfolio

- AB Select US Long/Short Portfolio

- AB Sustainable Global Thematic Fund

- AB Sustainable International Thematic Fund

- AB Global Core Equity Portfolio

- AB International Strategic Core Portfolio

- AB Concentrated International Growth Portfolio

AB MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)

- AB Multi-Manager Select Retirement Allocation Fund

- AB Multi-Manager Select 2010 Fund

- AB Multi-Manager Select 2015 Fund

- AB Multi-Manager Select 2020 Fund

- AB Multi-Manager Select 2025 Fund

- AB Multi-Manager Select 2030 Fund

- AB Multi-Manager Select 2035 Fund

- AB Multi-Manager Select 2040 Fund

- AB Multi-Manager Select 2045 Fund

- AB Multi-Manager Select 2050 Fund

- AB Multi-Manager Select 2055 Fund

- AB Multi-Manager Select 2060 Fund

AB VALUE FUNDS (“Value Funds”)

- AB All Market Income Portfolio

- AB Core Opportunities Fund

- AB Discovery Value Fund

- AB Equity Income Fund

- AB Global Real Estate Investment Fund

- AB Global Risk Allocation Fund

- AB Relative Value Fund

- AB International Value Fund

- AB Small Cap Value Portfolio

- AB Value Fund

AB VARIABLE PRODUCTS SERIES FUND, INC.

(“AB VPS Funds”)

- AB Balanced Wealth Strategy Portfolio

- AB Dynamic Asset Allocation Portfolio

- AB Global Thematic Growth Portfolio

- AB Growth Portfolio

- AB Growth and Income Portfolio

- AB Intermediate Bond Portfolio

- AB International Growth Portfolio

- AB International Value Portfolio

- AB Large Cap Growth Portfolio

- AB Real Estate Investment Portfolio

- AB Small Cap Growth Portfolio

- AB Small-Mid Cap Value Portfolio

- AB Value Portfolio

- AB Global Risk Allocation – Moderate Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated February 14, 2019 to the following Prospectuses, as amended:

Prospectus	Date
All China Equity	July 25, 2018
Corporate Shares	August 31, 2018
EMMA	July 31, 2018
Equity Funds	October 31, 2018

AB FlexFeeTM International Strategic Core Portfolio and AB FlexFeeTM Emerging Markets Growth Portfolio	April 30, 2018, as revised June 11, 2018
AB FlexFeeTM Large Cap Growth Portfolio and AB FlexFeeTM US Thematic Portfolio	April 30, 2018
Institutional Funds	January 31, 2019
Select Retirement Funds	November 30, 2018, as revised February 1, 2019
Value Funds	February 28, 2018
AB VPS Funds	May 1, 2018

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For each Prospectus other than the Select Retirement Funds Prospectus, the disclosure below replaces the disclosure for “Additional Information About the Funds’ Risks and Investments – Loans of Portfolio Securities”; for the Select Retirement Funds Prospectus, insert the disclosure below after “Additional Information About the Funds’ Risks and Investments – Additional Discussion of Investment Practices and Risks of the Funds and the Underlying Funds – Loan Participations”:

Loans of Portfolio Securities

For the purpose of achieving income, a Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions (“borrowers”) to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of or exemptive orders under the 1940 Act. Under a Fund’s securities lending program, all securities loans will be secured continuously by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The loans will be made only to borrowers deemed by the Adviser to be creditworthy, and when, in the judgment of the Adviser, the consideration that can be earned at that time from securities loans justifies the attendant risk. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the interest earned on the collateral after a rebate paid to the borrower (in some cases this rebate may be a “negative rebate”, or fee paid by the borrower to the Fund in connection with the loan). If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. For its services, the securities lending agent receives a fee from the Fund.

A Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned.

A Fund will invest cash collateral in a money market fund approved by the Fund’s Board of Directors/Trustees (the “Board”) and expected to be managed by the Adviser. Any such investment will be at the Fund’s risk. A Fund may pay reasonable finders’, administrative, and custodial fees in connection with a loan.

A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the value of the collateral will not be sufficient to replace the loaned securities.

[Equity Funds Prospectus only:] AB Concentrated Growth Fund intends to limit its securities lending activities so that no more than 5% of the value of the Fund’s assets will be represented by securities loaned.

The Statement of Additional Information for each Fund is revised, as applicable, to incorporate changes conforming to this Supplement.

* * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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